Expense Example - Western Asset Short Duration Municipal Income Fund - Class C2	Sep. 30, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,293